Basis of Presentation and Significant Accounting Policies - Schedule of Fair Value of Financial Instruments (Details) (10K) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Assets Measured at Fair Value
Liability for lack of authorized shares			852,091
Derivative Liability		$ 324,532	4,235,016
Total Liabilities Measured at Fair Value		324,532	5,087,107
Level 1 [Member]
Total Assets Measured at Fair Value
Liability for lack of authorized shares
Derivative Liability
Total Liabilities Measured at Fair Value
Level 2 [Member]
Total Assets Measured at Fair Value
Liability for lack of authorized shares
Derivative Liability
Total Liabilities Measured at Fair Value
Level 3 [Member]
Total Assets Measured at Fair Value
Liability for lack of authorized shares			852,091
Derivative Liability		324,532	4,235,016
Total Liabilities Measured at Fair Value		$ 324,532	$ 5,087,107